5. Net Loss Per Common Share (Details Narrative) - shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Warrants and Options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	16,112,210
Green Energy Bonds and Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,576,778	205,667